RELATED PARTY TRANSACTIONS - Compensation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management personnel
Disclosure of transactions between related parties [line items]
Compensation paid	$ 15,295	$ 21,865